Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2008
Preferred Stock, shares issued				5,160,000
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	25,424,430	24,449,626	23,155,146	2,250,000
Common Stock, shares outstanding	25,234,826	24,260,022	22,965,542
Treasury stock, shares held	189,604	189,604	189,604
Series A Convertivle Preferred Stock [Member]
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	4,560,000	4,820,000	4,820,000
Preferred Stock, shares outstanding	4,560,000	4,820,000	4,820,000
Preferred Stock, liquidation preference (in Dollars)	$ 5,518,000	$ 5,836,000	$ 5,883,000
Series B Convertible Preferred Stock Member
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	5,966,792	5,966,792	5,966,792
Preferred Stock, shares outstanding	5,966,792	5,966,792	5,966,792